SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Shares Capital
Composition of share capital of the Company:

	December 31,
	2016		2017
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.01 par value each	250,000,000	34,250,590	250,000,000	35,274,888

Schedule of Share Based Compensation Expense
The total share-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2015, 2016 and 2017 is comprised as follows:

	Year ended December 31,
	2015	2016	2017

Cost of revenues	$499	$1,386	$2,289
Research and development	1,507	4,660	6,110
Sales and marketing	2,214	5,765	8,642
General and administrative	2,829	5,724	8,196

Total share-based compensation expense	$7,049	$17,535	$25,237

Schedule of Stock Option Activity
A summary of the activity in options granted to employees for the year ended December 31, 2017 is as follows:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2016	3,038,357	$22.58	6.70	$77,346

Granted	427,650	$48.91
Exercised	(753,711)	$3.48
Forfeited	(171,878)	$45.23

Balance as of December 31, 2017	2,540,418	$31.15	6.99	$39,659

Exercisable as of December 31, 2017	1,694,564	$22.54	6.15	$39,118

Schedule of Fair Value Assumptions
The following table sets forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2015, 2016 and 2017:

	Year ended December 31,
	2015	2016	2017

Expected volatility	45%	45%	45%-48%
Expected dividends	0%	0%	0%
Expected term (in years)	5.78-6.12	5.25-6.10	5.25-6.25
Risk free rate	1.37%-1.68%	1.30%- 1.70%	1.77%- 2.05%

Schedule of Options Data
A summary of options data for the years ended December 31, 2015, 2016 and 2017, is as follows:

	Year ended December 31,
	2015	2016	2017

Weighted-average grant date fair value of options granted	$24.56	$19.16	$21.81
Total intrinsic value of the options exercised	$110,191	$37,618	$33,614

Schedule of Outstanding and Exercisable Options
The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2017:

Exercise price	Options outstanding as of December 31, 2017	Weighted average remaining contractual term	Options exercisable as of December 31, 2017	Weighted average remaining contractual term
		(years)		(years)
$0.20 – 2.21	669,752	4.42	669,752	4.42
$6.47 – 14.00	376,103	6.20	372,779	6.20
$37.44 – 44.37	270,269	8.42	97,108	8.06
$45.58 – 51.86	744,621	8.68	258,483	8.31
$52.48 – 64.93	479,673	7.75	296,442	7.51

	2,540,418	6.99	1,694,564	6.15

Schedule of RSUs and PSUs Activity
A summary of RSUs and PSUs activity for the year ended December 31, 2017 is as follows:

	Amount of RSU's and PSU’s	Weighted average grant date fair value

Unvested as of December 31, 2016	729,705	$48.14

Granted	776,876	$47.67
Vested	(270,587)	$49.25
Forfeited	(125,095)	$47.33

Unvested as of December 31, 2017	1,110,899	$47.63